Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Income:
Loans	$ 19,223,161	$ 18,428,185	$ 19,416,904
Mortgage-Backed Securities	4,891,346	5,273,457	6,036,955
Investment Securities	4,250,855	4,196,609	4,017,705
Other	22,261	7,501	10,600
Total Interest Income	28,387,623	27,905,752	29,482,164
Interest Expense:
NOW and Money Market Accounts	423,175	429,539	568,397
Statement Savings Accounts	34,488	30,315	26,600
Certificate Accounts	1,654,190	1,811,651	1,990,003
FHLB Advances and Other Borrowings	715,188	1,336,620	2,640,197
Interest Expense, Other	77,156	0	0
Senior Convertible Debentures	486,720	486,720	486,720
Junior Subordinated Debentures	124,875	104,334	101,139
Total Interest Expense	3,515,792	4,199,179	5,813,056
Net Interest Income	24,871,831	23,706,573	23,669,108
Provision for Loan Losses	(500,000)	0	(450,000)
Net Interest Income After Provision For Loan Losses	24,371,831	23,706,573	23,219,108
Non-Interest Income:
Gain on Sale of Investment Securities	703,748	1,886,081	436,871
Gain on Sale of Loans	956,333	689,843	620,994
Service Fees on Deposit Accounts	1,040,263	1,076,102	1,176,849
Commissions From Insurance Agency	555,608	472,145	424,969
Trust Income	688,000	608,800	542,000
BOLI Income	528,000	423,000	554,364
Check Card Fee Income	994,806	969,710	901,998
Revenue from Grants	265,496	229,848	851,999
Other	668,669	651,720	652,739
Total Non-Interest Income	6,400,923	7,007,249	6,162,783
Non-Interest Expense:
Compensation and Employee Benefits	13,034,013	12,180,420	11,308,610
Occupancy	1,959,375	1,903,288	1,995,283
Advertising	532,660	416,322	484,056
Depreciation and Maintenance of Equipment	1,961,696	1,706,397	1,665,454
FDIC Insurance Premiums	442,050	611,157	691,937
Amortization of Intangibles	0	0	11,970
Net Cost (Recovery) of Operation of OREO	(608,702)	524,345	541,840
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Repayment and Penalties	789,306	787,851	178,067
Repayments of Federal Home Loan Bank Borrowings	17,900,000	15,000,000	5,000,000
Other	4,817,220	4,401,016	4,390,766
Total Non-Interest Expense	22,927,618	22,530,796	21,267,983
Income Before Income Taxes	7,845,136	8,183,026	8,113,908
Provision For Income Taxes	1,920,480	2,067,099	2,303,168
Net Income	5,924,656	6,115,927	5,810,740
Preferred Stock Dividends	(422,889)	(440,000)	(440,000)
Preferred Stock Redemption Discount	660,000
Net Income Available To Common Shareholders	$ 6,161,767	$ 5,675,927	$ 5,370,740
Net Income Per Common Share (Basic)	$ 2.09	$ 1.93	$ 1.82
Net Income Per Common Share (Diluted)	1.99	1.84	1.75
Cash Dividend Per Share On Common Stock	$ 0.32	$ 0.32	$ 0.32
Weighted Average Shares Outstanding (Basic)	2,944,001	2,944,001	2,944,001
Weighted Average Shares Outstanding (Diluted)	3,248,572	3,248,312	3,248,201